Share-based payments - Share-based award activity (Details)	3 Months Ended
	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) € / shares shares
Equity share option 2017 (Equity settled)
Number
Exercised during the year	(140,169)	(140,169)
WAEP
Exercised during the year | $ / shares	$ 11.67
Equity share option 2017 (Equity settled) | Options
Share-based payments
Exercise price of share options granted | € / shares		€ 0.12
Number
Outstanding at January 1	549,005	549,005
Exercised during the year	(140,169)	(140,169)
Outstanding as of March 31	408,836	408,836
Vested as of March 31 | shares	408,836	408,836
Exercisable as of March 31	408,836	408,836
WAEP
Outstanding as of January 1 | € / shares		€ 0.12
Granted during the year | € / shares		0.12
Exercised during the year | € / shares		0.12
Outstanding as of March 31 | € / shares		€ 0.12
2019 Plan | Options
Share-based payments
Exercise price of share options granted | $ / shares	$ 12.52
Number
Outstanding at January 1	154,925	154,925
Granted during the year	15,000	15,000
Outstanding as of March 31	169,925	169,925
Vested as of March 31 | shares	75,757	75,757
Exercisable as of March 31	75,757	75,757
WAEP
Outstanding as of January 1 | $ / shares	$ 11.60
Granted during the year | $ / shares	12.52
Outstanding as of March 31 | $ / shares	$ 11.68
2019 Plan | RSUs
Number
Outstanding as of January 1	1,885,100	1,885,100
Granted during the year	59,488	59,488
Exercised during the year	(164,931)	(164,931)
Outstanding as of March 31	1,779,657	1,779,657
Vested as of March 31 | shares	588,988	588,988
Exercisable as of March 31	588,988	588,988